Stockholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 21, 2022	Dec. 31, 2023	Dec. 31, 2022
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized		500,000	500,000
Preferred stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Voting rights		one
Rights outstanding		10,273,875	10,273,875
Warrants expire	5 years
Warrants redemption description		The Company may call the Warrants for redemption, in whole and not in part, at a price of $0.01 per Warrant:• in whole and not in part;• upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and• if, and only if, the reported last sale price of the Class A Common Stock equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.
IPO [Member]
Stockholders’ Equity [Line Items]
Warrant issued shares	9,775,000
Private Placement [Member]
Stockholders’ Equity [Line Items]
Warrant issued shares		498,875
Price per share (in Dollars per share)		$ 10
Fair value of warrants (in Dollars)		$ 50
Warrants per units (in Dollars per share)		$ 0.108
Expected volatility		10.30%
Risk-free interest rate		2.92%
Expected life		1 year 138 days
Exercise price (in Dollars per share)		$ 11.5
Stock price (in Dollars per share)		$ 9.76
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized		25,000,000	25,000,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares issued		558,875	558,875
Common stock, shares outstanding		558,875	558,875
Subject to possible redemption		4,983,493	9,775,000
Price per share (in Dollars per share)	$ 11.5
Class B common stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized		4,500,000	4,500,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares issued		2,443,750	2,443,750
Common stock, shares outstanding		2,443,750	2,443,750
Warrant [Member]
Stockholders’ Equity [Line Items]
Rights outstanding		10,273,875	10,273,875
Fair value of warrants (in Dollars)		$ 1,100
Warrants per units (in Dollars per share)		$ 0.108
Expected volatility		10.30%
Risk-free interest rate		2.92%
Expected life		1 year 138 days
Exercise price (in Dollars per share)		$ 11.5
Stock price (in Dollars per share)		$ 9.76
Warrant [Member] | IPO [Member]
Stockholders’ Equity [Line Items]
Warrant issued shares	9,775,000	9,775,000
Business Combination [Member]
Stockholders’ Equity [Line Items]
Price per share (in Dollars per share)		$ 10
Business combination, description		In addition, if (x) the Company issues additional shares of Class A Common Stock or equity-linked securities for capital raising purposes in connection with the closing of the Company’s initial Business Combination at an issue price or effective issue price (the “Newly Issued Price”) of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Company’s founders or their affiliates, without taking into account any shares held by the Company’s founders or such affiliates, as applicable, prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of the Company’s initial Business Combination (net of redemptions), and (z) the volume weighted average reported trading price of Class A Common Stock for the twenty (20) trading days starting on the trading day prior to the date of the consummation of the Business Combination (the “Fair Market Value”) is below $9.20 per share, the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Fair Market Value and the Newly Issued Price, and the $16.50 per share redemption trigger price described below will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Fair Market Value and the Newly Issued Price.
Sponsor [Member]
Stockholders’ Equity [Line Items]
Warrant issued shares	478,875
Stock price (in Dollars per share)		$ 10
Sponsor [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Warrant issued shares	478,875
Sponsor shares amount	20,000
US Tiger [Member]
Stockholders’ Equity [Line Items]
Sponsor shares amount	20,000